BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Basis Of Preparation And Significant Accounting Policies [Line Items]
Net current assets	$ 24.0
Capitalised development expenditure [member]
Basis Of Preparation And Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets (In years)	15 years